UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               November 07, 2007
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           31
Form 13F Information Table Value Total:       791389
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

AMBAC Financial		COM	23139108	1409	22400	SOLE
Aaron Rents		COM	2535201		25233	1131530	SOLE
Allied Capital		COM	01903q108	49644	1689150	SOLE
Atmos Energy		COM	49560105	35080	1238710	SOLE
Brinks 			COM	109696104	5426	97100	SOLE
D R Horton		COM	23331A109	1544	120500	SOLE
Entertainment PropertiesCOM	29380t105	48710	958860	SOLE
Equity Inns 		COM	294703103	40471	1792325	SOLE
Family Dollar Store	COM	307000109	42364	1595040	SOLE
GATX			COM	361448103	40368	944285	SOLE
HRPT Properties		COM	40426w101	42328	4279874	SOLE
Health Care REIT	COM	42217k106	47102	1064695	SOLE
Heartland Express	COM	422347104	14152	991050	SOLE
Hormel Foods		COM	440452100	701	19600	SOLE
IndyMac Bancorp		COM	456607100	41025	1737630	SOLE
MoneyGram 		COM	60935Y109	28379	1256280	SOLE
NSTAR			COM	6.70E+111	905	26000	SOLE
O'Reilly Automotive	COM	686091109	2390	71530	SOLE
Pacific Capital Bancorp	COM	69404p101	18	670	SOLE
Pentair			COM	709631105	42128	1269685	SOLE
Realty Income 		COM	756109104	38804	1388330	SOLE
SEIC			COM	784117103	1140	41800	SOLE
Sonic 			COM	835451105	46600	1991440	SOLE
Sonoco 			COM	835495102	42078	1394244	SOLE
Standard Pacific 	COM	85375C101	17627	3210735	SOLE
Total System Services	COM	891906109	2085	75050	SOLE
Trustmark 		COM	898402102	46221	1648400	SOLE
UDR			COM	902653104	23082	949090	SOLE
Washington REIT		COM	939653101	18967	571650	SOLE
Weingarten Realty 	COM	948741103	1014	24450	SOLE
iStar Financial		COM	45031u101	44394	1306080	SOLE